JPMorgan Value Advantage Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Value Advantage Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 621
Expense Example, No Redemption, 3 Years	844
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	1,775
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	494
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,754
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	456
Expense Example, No Redemption, 10 Years	$ 1,028